Equity Award Plans (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Award Plans
Income tax benefits in the entity's continuing operations recognized	$ 8,929,000	$ 28,875,000
Equity award plans, additional disclosures
Amount of cash received from exercise of stock options	8,920,000	17,134,000	9,888,000
2002 Plan
Equity Award Plans
Number of shares authorized	4,300,000
Stock based compensation expense	9,200,000	3,300,000	6,700,000
Income tax benefits in the entity's continuing operations recognized	3,200,000	1,200,000	2,400,000
Equity award plans, additional disclosures
Unrecognized compensation costs	12,600,000	2,300,000	5,400,000
Weighted average period over which unrecognized compensation costs will be recognized (in years)	2.3
Stock options
Summary of activity related to stock options during the year including awards applicable to discontinued operations
Outstanding at the beginning of the period (in shares)	514,708
Granted (in shares)	80,432
Exercised (in shares)	(265,833)
Cancelled (in shares)	(27,481)
Outstanding at the end of the period (in shares)	495,324	514,708
Exercisable
Exercisable at the end of the period (in shares)	381,507
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollar per share)	$ 28.54
Granted (in dollar per share)	$ 116.78
Exercised (in dollar per share)	$ 33.70
Cancelled (in dollar per share)	$ 126.04
Outstanding at the end of the period (in dollar per share)	$ 43.13	$ 28.54
Exercisable at the end of the period (in dollar per share)	$ 34.02
Weighted Average Remaining Contractual Term
Outstanding at the end of the period (in years)	5.5
Exercisable at the end of the period (in years)	4.6
Aggregate Intrinsic Value
Outstanding at the end of the period	12,259,000
Exercisable at the end of the period	10,623,000
Weighted average assumptions used to determine the grant-date fair value of options granted
Risk free interest rate (as a percent)	0.88%	2.22%	2.12%
Dividend yield (as a percent)	0.52%	0.75%	0.75%
Expected life (in years)	2.46	5.10	5.24
Volatility (as a percent)	57.51%	69.64%	64.37%
Equity award plans, additional disclosures
Weighted average grant-date fair values of stock options granted (in dollar per share)	$ 81.82	$ 46.43	$ 10.67
Amount of cash received from exercise of stock options	8,900,000	17,100,000	9,900,000
Intrinsic value of stock awards exercised or converted	24,200,000	43,100,000	20,000,000
Stock options | Western Coal Corp
Summary of activity related to stock options during the year including awards applicable to discontinued operations
Granted (in shares)	193,498
Weighted Average Exercise Price
Granted (in dollar per share)	$ 50.16
Restricted stock units
Summary of activity related to restricted stock units during the year including awards applicable to discontinued operations
Outstanding at the beginning of the period (in shares)	201,838
Granted (in shares)	144,517
Vested (in shares)	(127,598)
Cancelled (in shares)	(55,510)
Outstanding at the end of the period (in shares)	163,247	201,838
Aggregate Intrinsic Value
Outstanding at the end of the period	9,886,000
Weighted Average Remaining Contractual Term in Years
Outstanding at the end of the period (in years)	1.47
Equity award plans, additional disclosures
Weighted average grant-date fair values of restricted stock units granted (in dollar per share)	$ 133.15	$ 82.30	$ 20.70
Intrinsic value of stock awards exercised or converted	7,700,000	11,000,000	3,000,000
Fair value of shares vested	4,900,000	5,800,000	9,000,000
Employee stock purchase plan
Equity Award Plans
Number of shares authorized	3,500,000
Stock based compensation expense	$ 400,000	$ 200,000	$ 300,000
Employee Stock Purchase Plan
Employer contribution, as a percentage of participant's actual payroll deduction	15.00%
Employer contribution after five years of continuous participation , as a percentage of participant's actual payroll deduction	20.00%
Period of continuous employee participation required to receive employer contribution of 20% of participant's actual payroll deduction (in years)	5
Number of shares purchased under the plan	29,500	20,000	47,000